Leases - Schedule of Financing Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Financing Lease Liabilities [Abstract]
2025 (remaining)	$ 85,738
2026	171,476	$ 171,476
2027	171,476	171,476
2028	47,607	171,476
Total	476,297	562,035
Less: current portion	(60,677)	(82,764)
Total finance lease liabilities	$ 415,620	$ 479,271